Operating Real Estate-REO roll forward (Details) (USD $)	12 Months Ended
Dec. 31, 2013 repossessed_asset
Real Estate [Abstract]
Number of repossessed assets (repossessed asset)	1
Original loan balance	$ 12,500,000
Initial REO value	6,900,000
Repossessed Assets [Roll Forward]
Beginning balance	344,056,000
Additions	201,110,000
Deconsolidation of N-Star CDOs	(533,016,000)
Capital expenditures	2,692,000
Depreciation	(9,897,000)
Ending balance	$ 4,945,000